Condensed Consolidating Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows From Operating Activities:
Net cash provided by (used in) operating activities	$ (36,945)	$ (47,633)	$ 14,562	$ 75,821	$ 180,135
Cash Flows From Investing Activities:
Proceeds from sale of fixed assets	1,562	228	228	453	83
Transfers to (from) restricted cash	589	20,453	23,839	(25,073)
Capital expenditures	(46,751)	(67,831)	(90,272)	(73,646)	(34,216)
Net cash used in investing activities	(44,600)	(47,150)	(66,205)	(98,266)	(34,133)
Cash Flows From Financing Activities:
Borrowings on revolving credit facilities	107,500
Payments on revolving credit facilities	(72,500)
Proceeds from long-term debt	341,191	394,618	394,618	27,438	352,837
Repayments of long-term debt	(354,984)	(389,998)	(389,998)		(442,868)
Debt issuance costs	(24,265)	(10,838)	(10,800)	(1,971)	(10,270)
Cash distributions	(63)		(88)	(78)	(15,459)
Net cash provided by (used in) financing activities	(3,121)	(6,218)	(6,268)	25,389	(115,760)
Change in cash and cash equivalents	(84,666)	(101,001)	(57,911)	2,944	30,242
Cash and cash equivalents at beginning of period	94,795	152,706	152,706	149,762	119,520
Cash and cash equivalents at end of period	10,129	51,705	94,795	152,706	149,762
Parent Issuer
Cash Flows From Investing Activities:
Return of investment in subsidiaries	63		88	78	15,459
Investment in subsidiaries					(39,449)
Net cash used in investing activities	63		88	78	(23,990)
Cash Flows From Financing Activities:
Borrowings on revolving credit facilities	107,500
Payments on revolving credit facilities	(72,500)
Proceeds from long-term debt	341,191	394,618	394,618	27,438	352,837
Repayments of long-term debt	(354,984)	(389,998)	(389,998)		(442,868)
Debt issuance costs	(24,265)	(10,753)	(10,715)	(1,205)	(10,270)
Cash distributions	(63)		(88)	(78)	(15,459)
Repayment of advances to subsidiaries	354,984	389,998	389,998		482,317
Advances to subsidiaries	(351,926)	(383,865)	(383,903)	(26,233)	(342,567)
Net cash provided by (used in) financing activities	(63)		(88)	(78)	23,990
Guarantor Subsidiaries
Cash Flows From Operating Activities:
Net cash provided by (used in) operating activities	(28,216)	(42,344)	18,815	64,287	180,135
Cash Flows From Investing Activities:
Proceeds from sale of fixed assets	1,562	228	228	453	83
Loan to affiliate				(23,305)
Transfers to (from) restricted cash	591	(544)	(975)
Return of investment in subsidiaries	(63)		(88)	(78)	(15,459)
Capital expenditures	(55,426)	(52,221)	(69,866)	(64,490)	(34,216)
Investment in subsidiaries					39,449
Net cash used in investing activities	(53,336)	(52,537)	(70,701)	(87,420)	(10,143)
Cash Flows From Financing Activities:
Debt issuance costs			1	(160)
Repayment of advances to subsidiaries	(354,984)	(389,998)	(389,998)		(482,317)
Advances to subsidiaries	351,926	383,865	383,903	26,233	342,567
Net cash provided by (used in) financing activities	(3,058)	(6,133)	(6,094)	26,073	(139,750)
Change in cash and cash equivalents	(84,610)	(101,014)	(57,980)	2,940	30,242
Cash and cash equivalents at beginning of period	94,722	152,702	152,702	149,762	119,520
Cash and cash equivalents at end of period	10,112	51,688	94,722	152,702	149,762
Non-Guarantor Subsidiary
Cash Flows From Operating Activities:
Net cash provided by (used in) operating activities	(8,673)	(5,302)	(4,322)	3,818
Cash Flows From Investing Activities:
Transfers to (from) restricted cash	(2)	20,997	24,814	(25,073)
Capital expenditures	8,675	(15,610)	(20,406)	(9,156)
Net cash used in investing activities	8,673	5,387	4,408	(34,229)
Cash Flows From Financing Activities:
Loan from affiliate				31,017
Debt issuance costs		(85)	(86)	(606)
Net cash provided by (used in) financing activities		(85)	(86)	30,411
Non-Guarantor Affiliate
Cash Flows From Operating Activities:
Net cash provided by (used in) operating activities	(56)	13	69	7,716
Cash Flows From Investing Activities:
Loan to affiliate				(31,017)
Net cash used in investing activities				(31,017)
Cash Flows From Financing Activities:
Loan from affiliate				23,305
Net cash provided by (used in) financing activities				23,305
Change in cash and cash equivalents	(56)	13	69	4
Cash and cash equivalents at beginning of period	73	4	4
Cash and cash equivalents at end of period	17	17	73	4
Eliminations
Cash Flows From Investing Activities:
Loan to affiliate				54,322
Net cash used in investing activities				54,322
Cash Flows From Financing Activities:
Loan from affiliate				(54,322)
Net cash provided by (used in) financing activities				$ (54,322)